CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 163,849	$ 64,773
Short-term and restricted bank deposits	5,965	6,416
Trade receivables (net of allowance for doubtful accounts of $529 and $570 at June 30, 2020 (unaudited) and December 31, 2019)	30,144	27,501
Other receivables and prepaid expenses	7,419	5,626
Inventories	29,469	28,275
Total current assets	236,846	132,591
LONG-TERM ASSETS:
Long-term and restricted bank deposits	544	694
Deferred tax assets, net	17,311	20,466
Operating lease right-of-use assets	26,489	29,688
Severance pay funds	18,783	19,370
Total long-term assets	63,127	70,218
PROPERTY AND EQUIPMENT, NET	4,294	4,392
INTANGIBLE ASSETS, NET	735	901
GOODWILL	36,222	36,222
Total assets	341,224	244,324
CURRENT LIABILITIES:
Current maturities of long-term bank loans	1,836	2,473
Trade payables	4,611	6,628
Other payables and accrued expenses	25,335	24,692
Short-term royalty buyout liability	10,780	10,750
Deferred revenues	35,770	33,538
Short-term operating lease liabilities	8,332	8,579
Total current liabilities	86,664	86,660
LONG-TERM LIABILITIES:
Accrued severance pay	20,350	20,313
Long-term bank loans, net of current maturities	600	1,200
Long-term royalty buyout liability	10,780	10,749
Deferred revenues and other liabilities	10,777	9,831
Long-term operating lease liabilities	19,859	23,097
Total long-term liabilities	62,366	65,190
Total liabilities	149,030	151,850
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at June 30, 2020 (unaudited) and December 31, 2019; Issued: 62,049,804 shares at June 30, 2020 (unaudited) and 59,040,697 shares at December 31, 2019; Outstanding: 32,578,190 shares at June 30, 2020 (unaudited) and 29,569,083 shares at December 31, 2019	103	94
Additional paid-in capital	355,270	265,372
Treasury stock at cost - 29,471,614 shares at June 30, 2020 (unaudited) and December 31, 2019	(137,793)	(137,793)
Accumulated other comprehensive income	1,776
Accumulated deficit	(27,162)	(35,199)
Total shareholders' equity	192,194	92,474
Total liabilities and shareholders' equity	$ 341,224	$ 244,324